Annual Notice of Securities Sold Pursuant to Rule 24F-2

            U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

 1.  Name and address of issuer:
     Equi-Select Series Trust
     699 Walnut Street
     Des Moines, IA  50309

 2.  Name of each series or class of funds for which this notice is filed:
     Advantage, Government Securities, International Fixed Income, International Stock, Money Market, Mortgage-Backed Securities, OTC, Research, Short-Term Bond and Total Return Portfolios

 3.  Investment Company Act File Number:  811-8522

     Securities Act File Number:  33-79166

 4.  Last day of fiscal year for which this notice is filed:

     December 31, 1995

 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                   / /

 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6): N/A

 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     -0-

 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     -0-

 9. Number and aggregate sale price of securities sold during the fiscal year:

     -0-
     $0.00

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     -0-
     $0.00

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     -0-

12.  Calculation of registration fee:
     (i)    Aggregate sale price of securities sold during the fiscal year in
            reliance on rule 24f-2 (from Item 10):                   $0

     (ii)   Aggregate price of shares issued in connection with dividend
            reinvestment plans (from Item 11, if applicable):       +$0

     (iii)  Aggregate price of shares redeemed or repurchased during the
            fiscal year (if applicable):                            -$0

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if
            applicable):                                            +$0

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance upon rule 24f-2 [line (i), plus line
            (ii), less line (iii), plus line (iv)] (if applicable):  $0

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
                                                                     X 1/2900

     (vii)  Fee due [line (i) or line (v) multiplied by line (vi)]:  $0

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                   / /

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
     ________


                              SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                         EQUI-SELECT SERIES TRUST

                         By /s/ Paul E. Larson
                         ___________________________________
                         Paul E. Larson, Treasurer and Principal Financial
                         Officer


Date February 23, 1996